BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Remuneration of key management personnel (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Salaries and other short-term employee benefits	₺ 1,009,585	₺ 861,224	₺ 1,194,688
Key management personnel
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Equity-settled share based payments	₺ 179,945	₺ 153,622